Balance Sheet Information (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Balance Sheet Information
Schedule of activity in allowance for doubtful accounts
Balance at June 30, 2014	$126
Charged to expense	42
Write-offs	(5)
Balance at September 30, 2014	$163

Schedule of capitalized software and accumulated amortization
	June 30,	September 30,
	2014	2014
Internally developed software	$19,863	$20,937
Accumulated amortization	(14,770)	(15,363)
Capitalized software, net	$5,093	$5,574

	Year ended June 30,
	2013	2014
Internally developed software	$15,189	$19,863
Accumulated amortization	(12,575)	(14,770)
Capitalized software, net	$2,614	$5,093

Schedule of property and equipment

	June 30,	September 30,
	2014	2014
Office equipment	$1,449	$1,631
Computer equipment	7,726	9,310
Furniture and fixtures	2,317	2,357
Software	4,963	4,978
Leasehold improvements	6,059	6,106
Time clocks rented by clients	2,360	2,460
	24,874	26,842
Accumulated depreciation	(11,749)	(12,804)
Property and equipment, net	$13,125	$14,038

	Year ended June 30,
	2013	2014
Office equipment	$1,350	$1,449
Computer equipment	4,665	7,726
Furniture and fixtures	1,433	2,317
Automobiles	36	—
Software	3,791	4,963
Leasehold improvements	3,917	6,059
Time clocks rented by clients	1,649	2,360
	16,841	24,874
Accumulated depreciation and amortization	(8,255)	(11,749)
Property and equipment, net	$8,586	$13,125

Schedule of components of accrued expenses
	June 30,	September 30,
	2014	2014
Accrued payroll and personnel costs	$8,781	$8,756
Current portion of deferred rent	577	624
Other	1,386	1,397
Total accrued expenses	$10,744	$10,777

	Year ended June 30,
	2013	2014
Accrued payroll and personnel costs	$5,549	$8,781
Reseller fees	259	6
Current portion of deferred rent	230	577
Other	756	1,380
Total Accrued Expenses	$6,794	$10,744

Schedule of intangible assets

	June 30, 2014	September 30, 2014	Weighted Average Useful Life
Client relationships	$6,180	$6,180	9 years
Non-solicitation agreement	220	220	3 years
Total	6,400	6,400
Accumulated amortization	(80)	(270)
Intangible assets, net	$6,320	$6,130